UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $99,128 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      531    12433 SH       Sole                    12433        0        0
AMGEN INC                      COM              031162100      327     5434 SH       Sole                     5434        0        0
ANADARKO PETE CORP             COM              032511107      340     5420 SH       Sole                     5420        0        0
ANNALY CAP MGMT INC            COM              035710409     1311    72250 SH       Sole                    72250        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101    10867  1379113 SH       Sole                  1379113        0        0
APACHE CORP                    COM              037411105      744     8101 SH       Sole                     8101        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      404        4 SH       Sole                        4        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     3292   132615 SH       Sole                   132615        0        0
CAMECO CORP                    COM              13321l108     4310   155019 SH       Sole                   155019        0        0
CHIMERA INVT CORP              COM              16934Q109     1529   400225 SH       Sole                   400225        0        0
CLOROX CO DEL                  COM              189054109      329     5600 SH       Sole                     5600        0        0
COCA COLA CO                   COM              191216100      459     8550 SH       Sole                     8550        0        0
COLGATE PALMOLIVE CO           COM              194162103      613     8041 SH       Sole                     8041        0        0
CORE LABORATORIES N V          COM              N22717107     4168    40431 SH       Sole                    40431        0        0
COURIER CORP                   COM              222660102      322    21233 SH       Sole                    21233        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     7558   269935 SH       Sole                   269935        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109     3265    76740 SH       Sole                    76740        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1212    42795 SH       Sole                    42795        0        0
EXXON MOBIL CORP               COM              30231G102     1371    19980 SH       Sole                    19980        0        0
FMC TECHNOLOGIES INC           COM              30249U101     5642   108008 SH       Sole                   108008        0        0
GENERAL ELECTRIC CO            COM              369604103      600    36524 SH       Sole                    36524        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      218     1822 SH       Sole                     1822        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      206     2000 SH       Sole                     2000        0        0
JOHNSON & JOHNSON              COM              478160104      658    10805 SH       Sole                    10805        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304     5461   322571 SH       Sole                   322571        0        0
LILLY ELI & CO                 COM              532457108      291     8802 SH       Sole                     8802        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      247     4458 SH       Sole                     4458        0        0
MERCK & CO INC                 COM              589331107      612    19352 SH       Sole                    19352        0        0
MFA FINANCIAL INC              COM              55272x102     6719   844101 SH       Sole                   844101        0        0
MICROSOFT CORP                 COM              594918104      575    22200 SH       Sole                    22200        0        0
ONEOK INC NEW                  COM              682680103     4602   125675 SH       Sole                   125675        0        0
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105      857    66780 SH       Sole                    66780        0        0
PEPSICO INC                    COM              713448108      502     8554 SH       Sole                     8554        0        0
PETROQUEST ENERGY INC          COM              716748108     2659   409660 SH       Sole                   409660        0        0
PFIZER INC                     COM              717081103      365    22034 SH       Sole                    22034        0        0
PIONEER NAT RES CO             COM              723787107      225     6207 SH       Sole                     6207        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     5088   109920 SH       Sole                   109920        0        0
PROCTER & GAMBLE CO            COM              742718109      246     4250 SH       Sole                     4250        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347r883     6209   153735 SH       Sole                   153735        0        0
PROSHARES TR II                ULTSH DJ UBS CRU 74347w809     3125   187473 SH       Sole                   187473        0        0
PROVIDENT ENERGY TR            TR UNIT          74386k104     1218   211473 SH       Sole                   211473        0        0
QUESTAR CORP                   COM              748356102     2584    68789 SH       Sole                    68789        0        0
REAVES UTIL INCOME FD          COM SH BEN INT   756158101     5641   359291 SH       Sole                   359291        0        0
ULTRA PETROLEUM CORP           COM              903914109      444     9065 SH       Sole                     9065        0        0
URANIUM RES INC                COM PAR $0.001   916901507       52    45500 SH       Sole                    45500        0        0
WYETH                          COM              983024100     1130    23270 SH       Sole                    23270        0        0